Regulatory Matters: (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters: [Abstract]
The Company's and the Bank's actual capital amounts and ratios

							Required to be Categorized as Well Capitalized Under
	Company Actual		Bank Actual		Required for Capital Adequacy Purposes		Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Tangible capital to adjusted total assets	$104,984	10.9%	$102,375	10.6%	$14,463	1.50%	N/A	N/A
Core capital to adjusted total assets	$104,984	10.9%	$102,375	10.6%	$38,569	4.00%	$48,202	5.00%
Total capital to risk weighted assets	$112,204	19.4%	$109,602	19.1%	$45,981	8.00%	$57,458	10.00%
Tier 1 capital to risk weighted assets	$104,984	18.2%	$102,375	17.8%	N/A	N/A	$37,548	6.00%
As of December 31, 2011
Tangible capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$15,205	1.50%	N/A	N/A
Core capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$40,545	4.00%	$50,682	5.00%
Total capital to risk weighted assets	$128,089	20.3%	$110,355	17.6%	$50,064	8.00%	$62,580	10.00%
Tier 1 capital to risk weighted assets	$120,908	19.1%	$103,172	16.5%	N/A	N/A	$37,548	6.00%